Business Organization and Nature of Operations, Going Concern and Management's Plans (Details Narrative) (10-K) - USD ($)					3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 12, 2020	Sep. 15, 2017	Jul. 18, 2017	Mar. 23, 2017	Jun. 30, 2020	Jun. 30, 2019	May 14, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019	Jan. 02, 2019	May 24, 2018	Jan. 23, 2015
Acquisition percentage															74.00%
Equity ownership percentage										50.00%
Common stock, shares authorized					14,285,714			14,285,714		14,285,714	14,285,714
Common stock, no par value					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Cash balance					$ 3,161,195			$ 3,161,195		$ 478,854	$ 357,842
Working capital deficiency										3,707,541
Accumulated deficit					(60,088,290)			(60,088,290)		(53,094,602)	(23,833,656)		$ (24,709,588)
Net loss before income tax					$ (1,501,425)	$ (1,542,606)		(6,993,688)	$ (3,026,085)	(28,385,044)	(7,204,540)
Proceeds from notes payable								150,000		300,000	460,000
Proceeds from initial public offering	$ 6,780,000							$ 6,780,000			$ 85,576
Payments for other fees	$ 920,000
Subsequent Event [Member]
Proceeds from notes payable							$ 6,930,000
Proceeds from initial public offering							6,780,000
Payments for other fees							920,000
Agreement of Merger [Member] | MMBC Common Stock [Member]
Stock converted to shares		113
Lender [Member] | Subsequent Event [Member]
Proceeds from notes payable							$ 150,000
Muscle Maker Franchising, LLC [Member]
Acquisition percentage															26.00%
Muscle Maker Franchising, LLC [Member] | Agreement of Merger [Member]
Aggregate consideration		221,567
American Restaurant Holdings [Member]
Common stock authorized and facilitated				790,901
Muscle Maker Development, LLC [Member] | Sole Member and Manager [Member]
Number of membership unit issued			1,000
Muscle Maker Corp., LLC [Member] | Sole Member and Manager [Member]
Number of membership unit issued			1,000
CTI [Member] | Agreement of Merger [Member]
Equity ownership percentage		70.00%
CTI [Member] | Stock Purchase Agreement [Member]
Equity ownership percentage														70.00%
Total purchase price share														$ 1.00
Muscle Makers Inc.,LLC [Member]
Common stock, shares authorized												14,285,714
Common stock, no par value												$ 0.0001